FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 3,080,638	$ 3,071,253
Liabilities	455,750	499,099
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net assets	320	39
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net assets	0	18,997
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net assets	0	0
Investments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	320	39
Investments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Provisionally priced trade receivables | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Provisionally priced trade receivables | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 0	18,997
Provisionally priced trade receivables | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets